SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSET AND LIABILITIES (Details)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 CAD ($)
Notes and other explanatory information [abstract]
Share issue costs	$ 5,000		$ 12,000		$ 19,000
Property and equipment	839,000		671,000		332,000
Intangible asset	157,000		157,000		157,000
Non-capital losses	5,910,000	£ 46,000	5,610,000		5,664,000
Total	6,911,000		6,450,000		6,172,000
Unrecognized deferred tax assets	(6,911,000)		(6,450,000)		(6,172,000)
Deferred income tax asset (liability)